Business Acquisitions and Divestitures - Discontinued Operations (Details) € in Millions, $ in Millions			12 Months Ended
	Jul. 13, 2022 EUR (€)	May 10, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations, net of tax			$ 0	$ 0	$ 391
Discontinued Operations, Disposed of by Sale | Italian B2C Gaming Machine
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price | €		€ 950
Cash consideration | €	€ 125
Gain on sale of discontinued operations before provision for income taxes					396
Gain on sale of discontinued operations, net of tax					$ 391
Period of continuing involvement		1 year